NOTE 10 – SUBSEQUENT EVENTS	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
NOTE 10 – SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Management has reviewed events that have occurred subsequent to the balance sheet date and determined that there were no events that require adjustment to or disclosure in the financial statements.

NOTE 10 – SUBSEQUENT EVENTS

Management has reviewed events that have occurred subsequent to the balance sheet date and determined that there were no events that require adjustment to or disclosure in the financial statements.